SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the condensed consolidated statements of financial position that sum to the total of the same such amounts shown in the condensed consolidated statements of cash flows:

	March 31,		December 31,
(in millions)	2018	2017	2017	2016
Cash and cash equivalents	$110	$6	$66	$8
Restricted cash included in:
Other non-current assets	1	4	2	3
Total cash, cash equivalents and restricted cash	$111	$10	$68	$11

Supplementary Cash Flow Information

	Three months ended
	March 31,
(in millions)	2018	2017
Supplementary cash flows information:
Interest paid (net of interest capitalized) (a)	$53	$65
Income tax refunds received	13	1
Supplementary non-cash investing and financing activities:
Additions to property, plant and equipment and other long-lived assets (b)	92	80
Allowance for equity funds used during construction	9	8
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(a)	Amount for the three months ended March 31, 2017 includes $10 million of interest paid associated with the ROE complaints. See Note 14 for information on the ROE complaints.

(b)
Amounts consist of current and accrued liabilities for construction, labor, materials and other costs that have not been included in investing activities. These amounts have not been paid for as of March 31, 2018 or 2017, respectively, but will be or have been included as a cash outflow from investing activities when paid.

The following table presents certain supplementary cash flows information for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
(In millions)	2017	2016	2015
Supplementary cash flows information:
Interest paid (net of interest capitalized) (a)	$213	$190	$191
Income taxes paid (b)	—	23	56
Supplementary non-cash investing and financing activities:
Additions to property, plant and equipment and other long-lived assets (c)	$87	$93	$110
Allowance for equity funds used during construction	33	35	28
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(a)	Amount for the year ended December 31, 2017 includes $9 million of interest paid associated with the ROE complaints. See Note 17 for information on the ROE complaints.

(b)
Amount for the year ended December 31, 2016 does not include the income tax refund of $128 million received from the IRS in August 2016, which resulted from the election of bonus depreciation as described in Note 5.

(c)
Amounts consist of current and accrued liabilities for construction, labor, materials and other costs that have not been included in investing activities. These amounts have not been paid for as of December 31, 2017, 2016 or 2015, respectively, but have been or will be included as a cash outflow from investing activities for expenditures for property, plant and equipment when paid.